Consolidated statement of equity - CAD CAD in Millions	Total	Equity Attributable to Controlling Interests	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2014			CAD 16,320	CAD 404	CAD 5,606	CAD (1,235)	CAD 1,583
Increase (decrease) in equity
Proceeds from shares issued			0
Issuance of stock options				13
Dilution from TC PipeLines, LP units issued				6			55
Asset drop downs to TC PipeLines, LP				(213)
Columbia Pipeline Partners LP acquisition							(11)
Net income/(loss) attributable to controlling interests	CAD (1,146)				(1,146)
Common share dividends					(1,471)
Other comprehensive (loss)/income attributable to controlling interests (Note 21)	602					296
Net income attributable to non-controlling interests	(6)						6
Other comprehensive (loss)/income attributable to non-controlling interests							306
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs				6			55
Decrease in TCPL's ownership of TC PipeLines, LP							(11)
Distributions declared to non-controlling interests							(222)
Balance at end of year at Dec. 31, 2015	20,297	CAD 18,580	16,320	210	2,989	(939)	1,717
Increase (decrease) in equity
Proceeds from shares issued			4,661
Issuance of stock options				15
Dilution from TC PipeLines, LP units issued				24			215
Asset drop downs to TC PipeLines, LP				(38)
Columbia Pipeline Partners LP acquisition							(40)
Net income/(loss) attributable to controlling interests	321				321
Common share dividends					(1,733)
Other comprehensive (loss)/income attributable to controlling interests (Note 21)	(32)					(21)
Acquisition of non-controlling interests in Columbia Pipeline Partners LP							1,051
Net income attributable to non-controlling interests	(252)						252
Other comprehensive (loss)/income attributable to non-controlling interests							(11)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs				24			215
Decrease in TCPL's ownership of TC PipeLines, LP							(40)
Reclassification from/(to) common units subject to rescission or redemption (Note 19)							(1,179)
Distributions declared to non-controlling interests							(279)
Balance at end of year at Dec. 31, 2016	23,535	21,809	20,981	211	1,577	(960)	1,726
Increase (decrease) in equity
Proceeds from shares issued			780
Issuance of stock options				12
Dilution from TC PipeLines, LP units issued				26			225
Asset drop downs to TC PipeLines, LP				(202)
Columbia Pipeline Partners LP acquisition				(171)			(41)
Reclassification of additional paid-in capital deficit to retained earnings				124
Net income/(loss) attributable to controlling interests	3,106				3,106
Common share dividends					(2,184)
Reclassification of additional paid-in capital deficit to retained earnings					(124)
Other comprehensive (loss)/income attributable to controlling interests (Note 21)	(926)					(771)
Net income attributable to non-controlling interests	(238)						238
Other comprehensive (loss)/income attributable to non-controlling interests							(155)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs				26			225
Decrease in TCPL's ownership of TC PipeLines, LP				(171)			(41)
Reclassification from/(to) common units subject to rescission or redemption (Note 19)							106
Distributions declared to non-controlling interests							(280)
Impact of Columbia Pipeline Partners LP acquisition							33
Balance at end of year at Dec. 31, 2017	CAD 24,269	CAD 22,417	CAD 21,761	CAD 0	2,387	CAD (1,731)	CAD 1,852
Increase (decrease) in equity
Adjustment related to employee share-based payments (Note 3)					CAD 12